Employee Benefits - Schedule of changes in net liability for defined benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in pension benefit obligations:
Balance at beginning of year	$ (222.6)	$ (274.5)
Service cost	0.0	(3.3)
Interest cost	(5.1)	(7.2)	$ (7.0)
Actuarial gains (losses)	17.2	(7.2)
Benefits paid	14.3	16.1
Curtailments, settlements and terminations	0.0	83.2
Foreign exchange movement	13.3	(29.7)
Balance at end of year	(182.9)	(222.6)	(274.5)
Change in pension plan assets:
Balance at beginning of year	213.6	243.6
Actual return on plan assets	(7.5)	20.5
Employer contributions	9.5	9.9
Benefits paid	(14.3)	(16.1)
Curtailments, settlements and terminations	0.0	(71.0)
Foreign exchange movement	(13.1)	26.7
Balance at end of year	188.2	213.6	$ 243.6
Net asset/(liability)	$ 5.3	$ (9.0)